                                                OPPENHEIMER Disciplined Allocation Fund
                                               Supplement dated February 28, 2002 to the
                                                  Prospectus dated February 28, 2002

The  Prospectus  is changed by adding the  following in the "About Your  Account - How to Buy Shares"  section  before the  sub-section entitled "How Can You Buy Class A Shares?" on Page 20:

         In  addition  to paying the dealer the  regular  sales  concessions  for sales of Class A, Class B and Class C shares described in the Prospectus,  the Distributor  will pay a special  concession to A.G. Edwards & Sons, Inc. ("AGE") on purchase  orders for shares of the Fund  submitted  from  February 1, 2002,  through  April 15, 2002 (the  concession
         period),   for   Individual   Retirement   Accounts   for   which   AGE   is  the   dealer   of   record,   including
         OppenheimerFunds-sponsored  IRAs and AGE prototype  IRAs.  The concession  applies to qualifying  purchases of shares during the  concession  period to establish new IRAs as well as to make  additional  contributions  to existing IRAs.
         The  special  concession  does not  apply to  purchases  intended  but not yet made  under a Letter  of  Intent or to purchases  made with the proceeds of a redemption or exchange  from an  account(s) in one or more of the  Oppenheimer funds.  During the concession period the Distributor will reallow to AGE the full commission on qualifying  purchases of Class A shares and will advance to AGE from the  Distributor's  own  resources an  additional  0.50% on qualifying sales of Class B shares and 0.25% on qualifying sales of Class C shares.

February 28, 2002                                                                               PS0205.020

                                                        OPPENHEIMER Value Fund
                                               Supplement dated February 28, 2002 to the
                                                  Prospectus dated February 28, 2002

The  Prospectus  is changed by adding the  following in the "About Your  Account - How to Buy Shares"  section  before the  sub-section entitled "How Can You Buy Class A Shares?" on Page 17:

         In  addition  to paying the dealer the  regular  sales  concessions  for sales of Class A, Class B and Class C shares described in the Prospectus,  the Distributor  will pay a special  concession to A.G. Edwards & Sons, Inc. ("AGE") on purchase  orders for shares of the Fund  submitted  from  February 1, 2002,  through  April 15, 2002 (the  concession
         period),   for   Individual   Retirement   Accounts   for   which   AGE   is  the   dealer   of   record,   including
         OppenheimerFunds-sponsored  IRAs and AGE prototype  IRAs.  The concession  applies to qualifying  purchases of shares during the  concession  period to establish new IRAs as well as to make  additional  contributions  to existing IRAs.
         The  special  concession  does not  apply to  purchases  intended  but not yet made  under a Letter  of  Intent or to purchases  made with the proceeds of a redemption or exchange  from an  account(s) in one or more of the  Oppenheimer funds.  During the concession period the Distributor will reallow to AGE the full commission on qualifying  purchases of Class A shares and will advance to AGE from the  Distributor's  own  resources an  additional  0.50% on qualifying sales of Class B shares and 0.25% on qualifying sales of Class C shares.

February 28, 2002                                                                               PS0375.020